Cost of Revenue - Schedule of Cost of Revenue (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Cost of Revenue [Abstract]
Cost of proprietary trading digital assets	$ 9,956,510	$ 3,229,221
Total cost of revenue	$ 9,956,510	$ 3,229,221